OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Long term deposits relate to IPP solar parks (a)	4,947	1,660
Long-term loan to a third party (b)	9,208	7,974
Others	359	1,411

	14,514	11,045

(a)

The balance of long term deposits were the guarantee deposits for power purchase agreements related to the IPP solar parks in Uruguay amounting to USD3.3 million and reduced to nil as at December 31, 2016 and 2017, respectively. The balance of long term deposits for land rental related to the IPP solar parks in Japan were USD1.6 million and USD 1.7 million as at December 31, 2016 and 2017, respectively.

(b)

The loan to a third party represents the USD 9.2 million and USD 8.0 million long-term note receivable as at December 31, 2016 and 2017, respectively, which was obtained in connection with the acquisition of a subsidiary in the USA in 2016 which holds 23MW of solar parks (Note 33). The note receivable bears annual interest of 1% and is with principle payment schedule from 2018 to 2041.